Summary of Reconciliation of Stock-Based Compensation (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-based compensation expensed	$ 9.6
Fair value of the obligation	3.4
Payments made	(0.4)
Translation adjustment	(0.8)
Total stock-based compensation obligation	11.8
Current portion of stock-based compensation obligation	(4.4)
Stock-based compensation obligation	$ 7.4